Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Product Warranty Liability [Table Text Block]	Changes in the liability for deferred revenue associated with extended warranties and service contracts were as follows (in thousands):

Deferred Revenue
Liability at January 1, 2021	$739
Settlements made during the period	(491)
Change in liability for warranties issued during the period	280
Change in liability for pre-existing warranties	—
Liability at June 30, 2021	$528
Current liability	414
Non-current liability	114
Liability at June 30, 2021	$528